Document and Entity Information	Apr. 19, 2021
Prospectus:
Document Type	497
Document Period End Date	Apr. 19, 2021
Entity Registrant Name	PFM Multi-Manager Series Trust
Entity Central Index Key	0001696729
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 19, 2021
Document Effective Date	Apr. 19, 2021
Prospectus Date	Jan. 28, 2021